Trade and other payables and Other non-current liabilities - Summary of Trade and Other Payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Financial
Unclaimed/unpaid dividend	₨ 1,229	$ 16	₨ 1,014
Trade payables	104,521	1,378	75,047
Amount due to related party	1,655	22	4,130
Liabilities for capital expenditure	119,602	1,577	79,453
Profit petroleum payable	21,798	287	14,677
Security deposit and retentions	2,376	31	2,225
Other liabilities	37,299	492	39,655
Put option liability with non-controlling interests	2,397	32	2,633
Lease liability	4,740	63	6,411	$ 84	₨ 6,599
Financial liabilities	295,617	3,898	225,245
Non Financial
Statutory liabilities	31,573	416	31,461
Amount payable to owned post employment benefit trust	334	4	321
Advances from customers	45,322	597	62,330
Advance from related party	20	0
Other payables	2,049	28	1,840
Total - Non Financial	79,298	1,045	95,952
Trade and other payables	374,915	4,943	321,197
Non current [member]
Financial
Liabilities for capital expenditure	9,621	127	9,365
Security deposit and retentions	2	0	2
Other liabilities	1,196	16	847
Put option liability with non-controlling interests	2,397	32	2,633
Lease liability	1,504	20	1,603
Financial liabilities	14,720	195	14,450
Non Financial
Advances from customers	4,026	53
Advance from related party	0
Other payables	0	0
Total - Non Financial	4,026	53
Trade and other payables	18,746	248	14,450
Current [member]
Financial
Unclaimed/unpaid dividend	1,229	16	1,014
Trade payables	104,521	1,378	75,047
Amount due to related party	1,655	22	4,130
Liabilities for capital expenditure	109,981	1,450	70,088
Profit petroleum payable	21,798	287	14,677
Security deposit and retentions	2,374	31	2,223
Other liabilities	36,103	476	38,808
Lease liability	3,236	43	4,808
Financial liabilities	280,897	3,703	210,795
Non Financial
Statutory liabilities	31,573	416	31,461
Amount payable to owned post employment benefit trust	334	4	321
Advances from customers	41,296	544	62,330
Advance from related party	20	0
Other payables	2,049	28	1,840
Total - Non Financial	75,272	992	95,952
Trade and other payables	₨ 356,169	$ 4,695	₨ 306,747